Preferred Stock (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2018	Dec. 31, 2016
Preferred Stock (Textual)
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred Stock, par value	$ 0.001	$ 0.001	$ 0.001
Percentage of dividends rate	10.00%
Series A [Member]
Preferred Stock (Textual)
Preferred stock, shares authorized	1,000
Series B [Member]
Preferred Stock (Textual)
Preferred stock, shares authorized	1,000